UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Focused Global Opportunities Fund

Eaton Vance Focused International Opportunities Fund

Eaton Vance International Small-Cap Fund

Eaton Vance

Focused Global Opportunities Fund

August 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Australia — 2.3%
Brambles, Ltd.	13,021	$96,591

		$96,591

Belgium — 2.7%
Anheuser-Busch InBev SA/NV	990	$117,247

		$117,247

Denmark — 3.8%
Novo Nordisk A/S, Class B	1,678	$79,957
Pandora A/S	792	84,251

		$164,208

France — 4.5%
BNP Paribas SA	1,562	$118,755
LVMH Moet Hennessy Louis Vuitton SE	273	71,709

		$190,464

Hong Kong — 1.6%
AIA Group, Ltd.	8,655	$66,659

		$66,659

Japan — 9.1%
Keyence Corp.	205	$106,878
MISUMI Group, Inc.	3,243	83,299
Mitsubishi UFJ Financial Group, Inc.	14,979	91,275
ORIX Corp.	6,800	108,983

		$390,435

Netherlands — 3.0%
ASML Holding NV	833	$130,052

		$130,052

Spain — 4.6%
Iberdrola SA	14,280	$116,840
Industria de Diseno Textil SA	2,135	81,212

		$198,052

Sweden — 2.5%
Assa Abloy AB, Class B	4,942	$106,827

		$106,827

Switzerland — 2.0%
Credit Suisse Group AG	5,974	$87,715

		$87,715

1

Security	Shares	Value
United Kingdom — 13.8%
Diageo PLC	3,036	$101,548
Prudential PLC	3,012	70,705
Royal Dutch Shell PLC, Class B	6,145	171,511
Shire PLC	2,135	106,188
Unilever PLC	2,362	137,810

		$587,762

United States — 48.5%
Allergan PLC	365	$83,760
Alphabet, Inc., Class A(1)	184	175,764
C.H. Robinson Worldwide, Inc.	1,005	70,983
CDW Corp.	1,899	120,435
Celgene Corp.(1)	756	105,031
Chubb, Ltd.	555	78,488
Ecolab, Inc.	681	90,777
Eli Lilly & Co.	1,036	84,216
Equity Residential	944	63,390
Facebook, Inc., Class A(1)	911	156,665
Fortive Corp.	784	50,937
Halliburton Co.	2,736	106,622
HP, Inc.	3,363	64,166
Interpublic Group of Cos., Inc.	6,596	132,843
Lowe’s Cos., Inc.	1,407	103,963
Sealed Air Corp.	2,422	107,488
Simon Property Group, Inc.	519	81,405
Verisk Analytics, Inc.(1)	1,237	100,259
Visa, Inc., Class A	1,398	144,721
Wells Fargo & Co.	2,925	149,380

		$2,071,293

Total Common Stocks (identified cost $3,895,807)		$4,207,305

Short-Term Investments — 2.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.32%(2)	97,540	$97,560

Total Short-Term Investments (identified cost $97,559)		$97,560

Total Investments — 100.7% (identified cost $3,993,366)		$4,304,865

Other Assets, Less Liabilities — (0.7)%		$(32,033)

Net Assets — 100.0%		$4,272,832

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

2

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2017 was $505.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Information Technology	21.0%	$898,681
Financials	18.1	771,960
Industrials	11.9	508,896
Consumer Discretionary	11.1	473,978
Health Care	10.7	459,152
Consumer Staples	8.4	356,605
Energy	6.5	278,133
Materials	4.6	198,265
Real Estate	3.4	144,795
Utilities	2.7	116,840
Short-Term Investments	2.3	97,560

Total Investments	100.7%	$4,304,865

The Fund did not have any open derivative instruments at August 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,996,301

Gross unrealized appreciation	$447,987
Gross unrealized depreciation	(139,423)

Net unrealized appreciation	$308,564

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

At August 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$553,685		$—	$553,685
Developed Europe	—	1,582,327		—	1,582,327
North America	2,071,293	—		—	2,071,293
Total Common Stocks	$2,071,293	$2,136,012	(1)	$—	$4,207,305
Short-Term Investments	$—	$97,560		$—	$97,560
Total Investments	$2,071,293	$2,233,572		$—	$4,304,865

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2016 whose fair value was determined using Level 3 inputs. At August 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Focused International Opportunities Fund

August 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.4%

Security	Shares	Value
Australia — 3.9%
Australia and New Zealand Banking Group, Ltd.	2,518	$58,943
Brambles, Ltd.	12,812	95,041

		$153,984

Belgium — 3.9%
Anheuser-Busch InBev SA/NV	1,286	$152,302

		$152,302

Canada — 1.5%
Canadian Imperial Bank of Commerce	700	$58,808

		$58,808

Denmark — 6.9%
Novo Nordisk A/S, Class B	2,123	$101,161
Novozymes A/S, Class B	1,634	83,169
Pandora A/S	828	88,081

		$272,411

France — 7.6%
BNP Paribas SA	1,374	$104,463
Legrand SA	1,090	76,444
LVMH Moet Hennessy Louis Vuitton SE	454	119,252

		$300,159

Germany — 2.0%
Brenntag AG	1,495	$79,343

		$79,343

Hong Kong — 2.2%
AIA Group, Ltd.	11,421	$87,962

		$87,962

Japan — 22.6%
Keyence Corp.	281	$146,502
Komatsu, Ltd.	4,737	127,842
MISUMI Group, Inc.	2,980	76,543
Mitsubishi Estate Co., Ltd.	5,877	101,008
Mitsubishi UFJ Financial Group, Inc.	15,576	94,913
Nippon Telegraph & Telephone Corp.	3,390	168,769
ORIX Corp.	6,500	104,175
Santen Pharmaceutical Co., Ltd.	4,574	71,266

		$891,018

Netherlands — 7.5%
ASML Holding NV	1,260	$196,718
ING Groep NV	5,681	100,842

		$297,560

1

Security	Shares	Value
Singapore — 1.8%
DBS Group Holdings, Ltd.	4,549	$69,307

		$69,307

Spain — 5.8%
Iberdrola SA	9,968	$81,559
Industria de Diseno Textil SA	3,823	145,421

		$226,980

Sweden — 2.5%
Assa Abloy AB, Class B	4,589	$99,196

		$99,196

Switzerland — 6.2%
Credit Suisse Group AG	7,692	$112,941
Roche Holding AG PC	515	130,846

		$243,787

United Kingdom — 26.0%
Diageo PLC	3,276	$109,576
Melrose Industries PLC	24,679	70,192
Prudential PLC	3,828	89,859
Reckitt Benckiser Group PLC	1,226	116,260
Royal Dutch Shell PLC, Class B	7,917	220,968
Shire PLC	2,385	118,623
St. James’s Place PLC	4,002	59,741
Unilever PLC	2,565	149,654
WPP PLC	5,002	91,222

		$1,026,095

Total Common Stocks (identified cost $3,562,306)		$3,958,912

Short-Term Investments — 0.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.32%(1)	31,000	$31,006

Total Short-Term Investments (identified cost $31,006)		$31,006

Total Investments — 101.2% (identified cost $3,593,312)		$3,989,918

Other Assets, Less Liabilities — (1.2)%		$(48,898)

Net Assets — 100.0%		$3,941,020

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2017 was $470.

2

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	23.9%	$941,954
Industrials	15.8	624,601
Consumer Staples	13.4	527,792
Consumer Discretionary	11.3	443,976
Health Care	10.7	421,896
Information Technology	8.7	343,220
Energy	5.6	220,968
Telecommunication Services	4.3	168,769
Real Estate	2.5	101,008
Materials	2.1	83,169
Utilities	2.1	81,559
Short-Term Investments	0.8	31,006

Total Investments	101.2%	$3,989,918

Abbreviations:

PC	-	Participation Certificate

The Fund did not have any open derivative instruments at August 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,605,305

Gross unrealized appreciation	$491,576
Gross unrealized depreciation	(106,963)

Net unrealized appreciation	$384,613

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

At August 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$1,202,271		$—	$1,202,271
Developed Europe	—	2,697,833		—	2,697,833
North America	58,808	—		—	58,808
Total Common Stocks	$58,808	$3,900,104	(1)	$—	$3,958,912
Short-Term Investments	$—	$31,006		$—	$31,006
Total Investments	$58,808	$3,931,110		$—	$3,989,918

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2016 whose fair value was determined using Level 3 inputs. At August 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

International Small-Cap Fund

August 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.7%

Security	Shares	Value
Australia — 6.8%
Amaysim Australia, Ltd.	54,737	$82,771
Ansell, Ltd.	7,816	135,737
BWX, Ltd.	12,781	57,625
Challenger, Ltd.	6,369	63,683
Evolution Mining, Ltd.	17,582	34,294
GDI Property Group	94,879	83,012
InvoCare, Ltd.	4,808	57,863
IOOF Holdings, Ltd.	8,136	71,495
iSentia Group, Ltd.	70,551	98,969
Mirvac Group	28,326	52,394
Northern Star Resources, Ltd.	9,199	38,533
OZ Minerals, Ltd.	4,056	26,352
Regis Resources, Ltd.	11,421	38,042
Super Retail Group, Ltd.	7,936	51,140

		$891,910

Austria — 1.6%
ams AG	1,335	$96,271
CA Immobilien Anlagen AG	3,832	109,370

		$205,641

Belgium — 2.5%
Kinepolis Group NV	1,857	$107,735
Melexis NV	844	77,491
Warehouses De Pauw CVA	455	51,466
X-Fab Silicon Foundries SE(1)(2)	9,999	87,868

		$324,560

Canada — 8.6%
Allied Properties REIT	1,629	$50,497
Boardwalk Real Estate Investment Trust	1,434	46,370
CAE, Inc.	8,835	145,817
CES Energy Solutions Corp.	23,145	98,604
Detour Gold Corp.(1)	3,131	43,828
Encana Corp.	4,612	43,027
Kinaxis, Inc.(1)	969	56,863
Kirkland Lake Gold, Ltd.	3,196	41,641
Klondex Mines, Ltd.(1)	8,104	27,257
Laurentian Bank of Canada	2,460	110,653
Linamar Corp.	1,059	59,050
Lundin Mining Corp.	4,895	37,004
North West Co., Inc. (The)	2,851	71,826
Pan American Silver Corp.	1,532	28,560

Security	Shares	Value
Quebecor, Inc., Class B	2,690	$102,947
Seven Generations Energy, Ltd., Class A(1)	6,025	91,720
Source Energy Services, Ltd.(1)	8,972	48,497
Torex Gold Resources, Inc.(1)	1,263	21,321

		$1,125,482

China — 0.9%
TAL Education Group ADR	3,660	$111,374

		$111,374

Denmark — 0.9%
Royal Unibrew A/S	605	$33,178
Topdanmark A/S(1)	2,196	85,821

		$118,999

Finland — 1.6%
Amer Sports Oyj	3,767	$99,613
Technopolis Oyj	23,735	112,790

		$212,403

France — 3.0%
Criteo SA ADR(1)	1,389	$67,658
Ipsen SA	471	63,363
Metropole Television SA	4,439	97,649
Nexity SA	992	54,971
Rubis SCA	1,682	109,326

		$392,967

Germany — 5.2%
Axel Springer SE	1,216	$75,346
Brenntag AG	2,823	149,823
Carl Zeiss Meditec AG	2,168	108,332
Freenet AG	1,495	50,022
LEG Immobilien AG	576	58,266
Nemetschek SE	757	57,675
Norma Group SE	1,319	80,425
Rational AG	95	61,705
Salzgitter AG	792	35,624

		$677,218

Hong Kong — 0.8%
Hysan Development Co., Ltd.	21,698	$100,468

		$100,468

Ireland — 2.0%
Irish Residential Properties REIT PLC	57,137	$92,378
UDG Healthcare PLC	15,846	171,815

		$264,193

Israel — 1.5%
Frutarom Industries, Ltd.	2,598	$199,495

		$199,495

Security	Shares	Value
Italy — 4.5%
Amplifon SpA	5,227	$75,751
Banca Generali SpA	3,188	105,484
FinecoBank Banca Fineco SpA	11,021	94,890
MARR SpA	4,710	118,232
Moncler SpA	6,873	195,562

		$589,919

Japan — 26.3%
77 Bank, Ltd. (The)	25,000	$116,513
Ariake Japan Co., Ltd.	1,900	139,720
Asahi Co., Ltd.	8,330	93,286
Asahi Intecc Co., Ltd.	1,000	52,508
Daifuku Co., Ltd.	4,100	178,673
Daiichikosho Co., Ltd.	1,636	79,413
Dowa Holdings Co., Ltd.	3,000	22,606
Eiken Chemical Co., Ltd.	3,900	131,135
FP Corp.	2,400	124,420
Fuji Seal International, Inc.	3,500	106,114
GMO Internet, Inc.	3,800	49,311
H.I.S. Co., Ltd.	3,031	101,751
Heiwa Real Estate REIT, Inc.	103	86,803
Japan Hotel REIT Investment Corp.	121	83,341
LaSalle Logiport REIT	86	83,773
Like Co., Ltd.	3,200	55,253
Morinaga & Co., Ltd.	1,500	86,062
Nippon Light Metal Holdings Co., Ltd.	11,600	34,191
Nishi-Nippon Financial Holdings, Inc.	8,200	88,031
Nohmi Bosai, Ltd.	5,200	79,291
Nomura Co., Ltd.	3,600	77,999
Okamura Corp.	10,400	105,819
OYO Corp.	7,200	105,183
Penta-Ocean Construction Co., Ltd.	9,200	55,257
Relia, Inc.	11,600	129,454
Sac’s Bar Holdings, Inc.	11,100	131,657
Sakata INX Corp.	6,979	123,935
Sakata Seed Corp.	4,600	142,957
Sanden Holdings Corp.(1)	43,000	134,837
Sumco Corp.	6,297	92,666
Toho Co., Ltd.	2,508	93,231
Tokyo Century Corp.	3,000	130,029
Tosei Corp.	11,400	94,242
UACJ Corp.	8,000	21,622
Yamaha Corp.	3,000	104,585
Yokohama Reito Co., Ltd.	10,945	105,599

		$3,441,267

Luxembourg — 0.2%
APERAM SA	559	$29,494

		$29,494

Netherlands — 3.2%
Aalberts Industries NV	3,944	$175,544
IMCD Group NV	3,108	182,754
Refresco Group NV(2)	3,333	64,869

		$423,167

Security	Shares	Value
New Zealand — 0.6%
Fisher & Paykel Healthcare Corp., Ltd.	9,764	$82,660

		$82,660

Norway — 0.5%
SpareBank 1 SR-Bank ASA	6,247	$67,025

		$67,025

Singapore — 0.9%
Frasers Centrepoint Trust	50,269	$78,279
SIIC Environment Holdings, Ltd.	86,700	34,223

		$112,502

Spain — 0.9%
Acciona SA	689	$58,966
Hispania Activos Inmobiliarios SOCIMI SA	2,916	54,288

		$113,254

Sweden — 4.0%
Avanza Bank Holding AB	1,141	$47,802
Boliden AB	1,355	47,420
D Carnegie & Co. AB(1)	4,057	57,410
Indutrade AB	7,059	172,003
SSAB AB, Class B(1)	7,786	32,050
Trelleborg AB, Class B	7,104	169,304

		$525,989

Switzerland — 1.8%
Galenica AG(1)(2)	466	$22,613
Temenos Group AG	904	89,270
Vontobel Holding AG	1,098	69,991
VZ Holding AG	156	47,074

		$228,948

United Kingdom — 15.9%
Aldermore Group PLC(1)	30,652	$89,437
Bellway PLC	1,702	70,642
Bodycote PLC	7,857	97,130
BTG PLC(1)	8,684	78,224
Cairn Energy PLC(1)	39,545	87,744
Dignity PLC	1,618	47,347
DS Smith PLC	30,010	193,590
Grainger PLC	22,389	73,817
Halma PLC	9,318	131,701
Hansteen Holdings PLC	45,740	78,408
Hastings Group Holdings PLC(2)	18,669	76,652
Hiscox, Ltd.	6,682	110,459
Inchcape PLC	7,966	85,828
IWG PLC	45,543	177,167
Melrose Industries PLC	62,091	176,599
Moneysupermarket.com Group PLC	11,655	48,187
Spirax-Sarco Engineering PLC	1,145	83,278
Spire Healthcare Group PLC(2)	16,274	68,630
St. James’s Place PLC	6,416	95,777
Travis Perkins PLC	5,648	110,014

Security	Shares	Value
Weir Group PLC (The)	1,360	$31,560
WH Smith PLC	3,078	73,550

		$2,085,741

United States — 0.5%
Oceaneering International, Inc.	3,173	$71,551

		$71,551

Total Common Stocks (identified cost $10,321,949)		$12,396,227

Exchange-Traded Funds — 2.0%

Security	Shares	Value
Equity Funds — 2.0%
iShares MSCI Japan Small-Cap ETF	3,600	$263,088

Total Exchange-Traded Funds (identified cost $239,970)		$263,088

Short-Term Investments — 3.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.32%(3)	461,143	$461,235

Total Short-Term Investments (identified cost $461,231)		$461,235

Total Investments — 100.2% (identified cost $11,023,150)		$13,120,550

Other Assets, Less Liabilities — (0.2)%		$(31,997)

Net Assets — 100.0%		$13,088,553

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2017, the aggregate value of these securities is $320,632 or 2.4% of the Fund’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2017 was $2,150.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	19.2%	$2,520,761
Consumer Discretionary	15.1	1,974,406
Real Estate	11.5	1,502,343
Financials	11.2	1,470,816
Materials	10.0	1,307,393
Information Technology	7.9	1,033,221
Health Care	7.6	990,768
Consumer Staples	6.3	820,068
Energy	3.4	441,143
Utilities	1.5	202,515
Telecommunication Services	1.0	132,793
Exchange-Traded Funds	2.0	263,088
Short-Term Investments	3.5	461,235

Total Investments	100.2%	$13,120,550

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open derivative instruments at August 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$11,051,434

Gross unrealized appreciation	$2,321,029
Gross unrealized depreciation	(251,913)

Net unrealized appreciation	$2,069,116

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$111,374	$4,628,807		$—	$4,740,181
Developed Europe	67,658	6,191,860		—	6,259,518
Developed Middle East	—	199,495		—	199,495
North America	1,197,033	—		—	1,197,033
Total Common Stocks	$1,376,065	$11,020,162	*	$—	$12,396,227
Exchange-Traded Funds	$263,088	$—		$—	$263,088
Short-Term Investments	—	461,235		—	461,235
Total Investments	$1,639,153	$11,481,397		$—	$13,120,550

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2016 whose fair value was determined using Level 3 inputs. At August 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 24, 2017